Loans Payable (Details 1) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Warrants outstanding, beginning	0	0
Warrant, Issued	25,000	0
Warrants, Exercised	0	0
Warrants, Forfeited	0	0
Warrants outstanding, ending	25,000	0
Warrants, Exercisable	25,000	0
Weighted average exercise price, beginning	$ 0	$ 0
Weighted average exercise price, Issued	3	0
Weighted average exercise price, Exercised	0	0
Weighted average exercise price, Forfeited	0	0
Weighted average exercise price, Ending	$ 3	$ 0
Weighted average exercise price, Exercisable	$ 3	$ 0
Weighted average fair value of warrants granted during the year	$ 75,000